LEASE (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease expense
Operating lease cost	$ 91,002
Short-term lease cost	7,104
Total	98,106
Cash payment for operating lease under ASC 842	$ 104,216	$ 131,232
Rental expenses based on ASC 840			$ 59,414